STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of valuation assumptions

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions and the assumptions regarding the fair value of the underlying common stock on each measurement date:

	Year ended December 31,
	2016	2015

Expected Volatility	116.0%-117.0%	104.1%-136.0%
Risk-free interest rate	1.20%-2.05%	1.60%-2.22%
Expected term (in years)	5.00	6.00-9.59
Expected dividend yield	0%	0%

Schedule of stock option activity

A summary of stock option activity for the year ended December 31, 2016, which includes stock options granted under the 2014 Plan as well as outside of the 2014 Plan, is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2015	5,926,654	$0.62	9.0	$8,848
Granted	4,191,182	$0.19
Canceled	(2,447,013)	$0.56
Outstanding at December 31, 2016	7,670,823	$0.41	8.8	$3,306
Exercisable at December 31, 2016	3,876,506	$0.48	8.4	$3,306

Schedule of restricted stock activity

A summary of restricted stock activity for the year ended December 31, 2016 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2015	282,119	$0.24
Issuance of restricted stock	140,910	$0.22
Restrictions lapsed	(423,029)	$0.23
Balance of unvested restricted stock at December 31, 2016	-

Schedule of warrant activity

A summary of the warrant activity for the year ended December 31, 2016 is as follows:

	As of December 31, 2015				As of December 31, 2016
		Exercise					Exercise
Warrant Type	Warrants	Price	Activity		Warrants		Price
PPO	21,549,510	$2.00	(6,863,000	)(1)	14,686,510	(2)	$2.00
PPO Agent	2,000,000	$1.00	-		2,000,000		$0.125	(3)
Enumeral Series B Financing	421,968	$0.726	-		421,968		$0.726
Enumeral 2014 Convertible Promissory Note Financing	765,357	$0.245	-		765,357		$0.245
Square 1 Financing	66,574	$0.726	(66,574	)(4)	-
Agent Warrants	-		4,880,655	(5)	4,880,655		$0.125
Total	24,803,409				22,754,490

1)	PPO Warrants exercised as part of the Warrant Tender Offer for $0.50 per warrant, or $0.125 per share when considering that warrant holders exercising received four shares for each underlying common share of the original warrant agreement.

2)	PPO Warrants not exercised in the Warrant Tender Offer remain at a $2.00 exercise price. The anti-dilution protection provision has also been eliminated for these warrants in connection with the Warrant Tender Offer.

3)	In connection with the closing of the Warrant Tender Offer, the PPO Agent Warrants were amended to reduce the exercise price from $1.00 to $0.125, and to remove the anti-dilution protection provisions contained therein.

4)	The cashless exercise of the Square 1 warrants concurrently with the closing of the Warrant Tender Offer.

5)	Agent Warrants issued as a result of the conversion of the Notes in connection with the Warrant Tender Offer.